Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Borrowings [Abstract]
Schedule of loans and borrowings
	2021	2020
	USD	USD

Convertible notes	13,805,436	12,735,835
Working capital loans	4,721,366	-
	18,526,802	12,735,835

Schedule of changes in the convertible notes
	2021	2020
	USD	USD

At January 1	12,735,835	5,655,372
Additions – convertible notes	6,000,000	5,500,000
Non-cash changes recognized in consolidated statement of comprehensive income
Changes in fair value (note 9)	453,331	1,291,551
Interest (note 9)	1,836,468	188,138
Loans converted during the year (note 18)	(7,220,198)	-
Effect of day one fair value (other reserves) *	-	100,774
At December 31	13,805,436	12,735,835

*	The amount represents day one fair value losses on loans from shareholders (MEVP and SAMENA) transferred to other reserves in equity.

Schedule of classification and maturity of the convertible notes
	2021	2020
	USD	USD

Fair value through profit or loss	-	6,766,866
Amortized cost	13,805,436	5,968,969
	13,805,436	12,735,835
Current	13,805,436	7,629,743
Non-current	-	5,106,092
	13,805,436	12,735,835

Schedule of significant effect on the recorded fair value
	December 31, 2021	Level 1	Level 2	Level 3
	USD	USD	USD	USD

Financial liabilities at fair value
Convertible notes	-	-	-	-

	December 31, 2020	Level 1	Level 2	Level 3
	USD	USD	USD	USD

Financial liabilities at fair value
Convertible notes	6,766,866	-	-	6,766,866

Schedule of assumptions used to estimate the fair value of the shares
	2021	2020
	USD	USD

Revenue multiple used to estimate enterprise value	5.6	5.8
Market interest rate	13.9%	13.9%

Schedule of presents the changes in the working capital loans
2021
USD

At January 1	-
Additions – working capital loans	4,499,994
Interest (note 9)	221,372
At December 31	4,721,366